Derivatives - Summary of the Composition of Derivatives by Index (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	R$ (3,518,000,000)	R$ (4,632,000,000)
Adjustment to market value (in results / stockholders' equity)	(535,000,000)	729,000,000
Fair value	(4,053,000,000)	(3,903,000,000)
Assets 1 [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	15,342,000,000	16,180,000,000
Adjustment to market value (in results / stockholders' equity)	8,124,000,000	6,663,000,000
Fair value	23,466,000,000	22,843,000,000
Futures [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	586,033,000,000	607,980,000,000
Balance sheet account receivable / (received) (payable) paid		8,000,000
Adjustment to market value (in results / stockholders' equity)		150,000,000
Fair value		158,000,000
Futures [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	268,228,000,000	323,102,000,000
Balance sheet account receivable / (received) (payable) paid		8,000,000
Adjustment to market value (in results / stockholders' equity)		150,000,000
Fair value		158,000,000
Futures [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,675,000,000	18,149,000,000
Futures [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	194,000,000	187,000,000
Futures [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	243,369,000,000	275,155,000,000
Balance sheet account receivable / (received) (payable) paid		7,000,000
Adjustment to market value (in results / stockholders' equity)		(3,000,000)
Fair value		4,000,000
Futures [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	10,990,000,000	29,611,000,000
Balance sheet account receivable / (received) (payable) paid		1,000,000
Adjustment to market value (in results / stockholders' equity)		153,000,000
Fair value		154,000,000
Futures [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	317,805,000,000	284,878,000,000
Futures [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,965,000,000	11,359,000,000
Futures [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	155,000,000	168,000,000
Futures [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	265,218,000,000	245,230,000,000
Futures [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	38,467,000,000	28,121,000,000
Futures [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	140,591,000,000	179,730,000,000
Swap [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	939,510,000,000	837,299,000,000
Balance sheet account receivable / (received) (payable) paid	(5,188,000,000)	(4,770,000,000)
Adjustment to market value (in results / stockholders' equity)	(1,117,000,000)	268,000,000
Fair value	(6,305,000,000)	(4,502,000,000)
Swap [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	939,510,000,000	837,299,000,000
Balance sheet account receivable / (received) (payable) paid	6,263,000,000	3,630,000,000
Adjustment to market value (in results / stockholders' equity)	6,786,000,000	5,560,000,000
Fair value	13,049,000,000	9,190,000,000
Swap [member] | Asset position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		350,000,000
Adjustment to market value (in results / stockholders' equity)		1,000,000
Fair value		1,000,000
Swap [member] | Asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	925,381,000,000	825,811,000,000
Balance sheet account receivable / (received) (payable) paid	5,124,000,000	2,937,000,000
Adjustment to market value (in results / stockholders' equity)	6,380,000,000	5,314,000,000
Fair value	11,504,000,000	8,251,000,000
Swap [member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	14,123,000,000	11,138,000,000
Balance sheet account receivable / (received) (payable) paid	1,139,000,000	693,000,000
Adjustment to market value (in results / stockholders' equity)	406,000,000	245,000,000
Fair value	1,545,000,000	938,000,000
Swap [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	939,510,000,000	837,299,000,000
Balance sheet account receivable / (received) (payable) paid	(11,451,000,000)	(8,400,000,000)
Adjustment to market value (in results / stockholders' equity)	(7,903,000,000)	(5,292,000,000)
Fair value	(19,354,000,000)	(13,692,000,000)
Swap [member] | Liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	76,000,000	1,088,000,000
Balance sheet account receivable / (received) (payable) paid	(5,000,000)	(1,000,000)
Adjustment to market value (in results / stockholders' equity)	2,000,000
Fair value	(3,000,000)	(1,000,000)
Swap [member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	913,745,000,000	814,141,000,000
Balance sheet account receivable / (received) (payable) paid	(9,410,000,000)	(8,244,000,000)
Adjustment to market value (in results / stockholders' equity)	(7,973,000,000)	(5,275,000,000)
Fair value	(17,383,000,000)	(13,519,000,000)
Swap [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	25,069,000,000	22,070,000,000
Balance sheet account receivable / (received) (payable) paid	(2,036,000,000)	(155,000,000)
Adjustment to market value (in results / stockholders' equity)	69,000,000	(17,000,000)
Fair value	(1,967,000,000)	(172,000,000)
Swap [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,000,000
Swap [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	676,104,000,000	548,686,000,000
Option contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,262,568,000,000	1,847,829,000,000
Balance sheet account receivable / (received) (payable) paid		452,000,000
Adjustment to market value (in results / stockholders' equity)		92,000,000
Fair value		544,000,000
Option contract [member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,262,568,000,000
Balance sheet account receivable / (received) (payable) paid	324,000,000
Adjustment to market value (in results / stockholders' equity)	(38,000,000)
Fair value	286,000,000
Option contract [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	206,072,000,000	681,495,000,000
Option contract [member] | Non-current [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	151,179,000,000	245,514,000,000
Balance sheet account receivable / (received) (payable) paid	1,935,000,000	1,256,000,000
Adjustment to market value (in results / stockholders' equity)	(108,000,000)	392,000,000
Fair value	1,827,000,000	1,648,000,000
Option contract [member] | Non-current [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,211,000,000	8,655,000,000
Balance sheet account receivable / (received) (payable) paid	289,000,000	396,000,000
Adjustment to market value (in results / stockholders' equity)	100,000,000	618,000,000
Fair value	389,000,000	1,014,000,000
Option contract [member] | Non-current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	321,000,000	367,000,000
Balance sheet account receivable / (received) (payable) paid	10,000,000	11,000,000
Adjustment to market value (in results / stockholders' equity)	(3,000,000)	18,000,000
Fair value	7,000,000	29,000,000
Option contract [member] | Non-current [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	100,338,000,000	204,674,000,000
Balance sheet account receivable / (received) (payable) paid	183,000,000	202,000,000
Adjustment to market value (in results / stockholders' equity)	(98,000,000)	(44,000,000)
Fair value	85,000,000	158,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	42,309,000,000	31,818,000,000
Balance sheet account receivable / (received) (payable) paid	1,453,000,000	647,000,000
Adjustment to market value (in results / stockholders' equity)	(107,000,000)	(200,000,000)
Fair value	1,346,000,000	447,000,000
Option contract [member] | Non-current [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	495,464,000,000	736,856,000,000
Balance sheet account receivable / (received) (payable) paid	1,808,000,000	1,457,000,000
Adjustment to market value (in results / stockholders' equity)	580,000,000	232,000,000
Fair value	2,388,000,000	1,689,000,000
Option contract [member] | Non-current [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	10,802,000,000	11,795,000,000
Balance sheet account receivable / (received) (payable) paid	394,000,000	358,000,000
Adjustment to market value (in results / stockholders' equity)	500,000,000	34,000,000
Fair value	894,000,000	392,000,000
Option contract [member] | Non-current [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	278,000,000	269,000,000
Balance sheet account receivable / (received) (payable) paid	11,000,000	4,000,000
Adjustment to market value (in results / stockholders' equity)	1,000,000
Fair value	12,000,000	4,000,000
Option contract [member] | Non-current [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	441,673,000,000	700,658,000,000
Balance sheet account receivable / (received) (payable) paid	427,000,000	416,000,000
Adjustment to market value (in results / stockholders' equity)	460,000,000	348,000,000
Fair value	887,000,000	764,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	42,711,000,000	24,134,000,000
Balance sheet account receivable / (received) (payable) paid	976,000,000	679,000,000
Adjustment to market value (in results / stockholders' equity)	(381,000,000)	(150,000,000)
Fair value	595,000,000	529,000,000
Option contract [member] | Up to one year [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	116,005,000,000	88,688,000,000
Balance sheet account receivable / (received) (payable) paid	(1,564,000,000)	(1,008,000,000)
Adjustment to market value (in results / stockholders' equity)	153,000,000	(229,000,000)
Fair value	(1,411,000,000)	(1,237,000,000)
Option contract [member] | Up to one year [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	9,716,000,000	9,159,000,000
Balance sheet account receivable / (received) (payable) paid	(184,000,000)	(128,000,000)
Adjustment to market value (in results / stockholders' equity)	(98,000,000)	(527,000,000)
Fair value	(282,000,000)	(655,000,000)
Option contract [member] | Up to one year [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	317,000,000	278,000,000
Balance sheet account receivable / (received) (payable) paid	(9,000,000)	(6,000,000)
Adjustment to market value (in results / stockholders' equity)	6,000,000	(14,000,000)
Fair value	(3,000,000)	(20,000,000)
Option contract [member] | Up to one year [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	69,934,000,000	51,477,000,000
Balance sheet account receivable / (received) (payable) paid	(147,000,000)	(155,000,000)
Adjustment to market value (in results / stockholders' equity)	95,000,000	65,000,000
Fair value	(52,000,000)	(90,000,000)
Option contract [member] | Up to one year [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	36,038,000,000	27,774,000,000
Balance sheet account receivable / (received) (payable) paid	(1,224,000,000)	(719,000,000)
Adjustment to market value (in results / stockholders' equity)	150,000,000	247,000,000
Fair value	(1,074,000,000)	(472,000,000)
Option contract [member] | Up to one year [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	499,920,000,000	776,771,000,000
Balance sheet account receivable / (received) (payable) paid	(1,855,000,000)	(1,253,000,000)
Adjustment to market value (in results / stockholders' equity)	(663,000,000)	(303,000,000)
Fair value	(2,518,000,000)	(1,556,000,000)
Option contract [member] | Up to one year [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,898,000,000	10,241,000,000
Balance sheet account receivable / (received) (payable) paid	(246,000,000)	(261,000,000)
Adjustment to market value (in results / stockholders' equity)	(503,000,000)	(33,000,000)
Fair value	(749,000,000)	(294,000,000)
Option contract [member] | Up to one year [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	192,000,000	222,000,000
Balance sheet account receivable / (received) (payable) paid	(6,000,000)	(8,000,000)
Adjustment to market value (in results / stockholders' equity)	(2,000,000)	4,000,000
Fair value	(8,000,000)	(4,000,000)
Option contract [member] | Up to one year [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	448,029,000,000	742,475,000,000
Balance sheet account receivable / (received) (payable) paid	(528,000,000)	(435,000,000)
Adjustment to market value (in results / stockholders' equity)	(497,000,000)	(378,000,000)
Fair value	(1,025,000,000)	(813,000,000)
Option contract [member] | Up to one year [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	42,801,000,000	23,833,000,000
Balance sheet account receivable / (received) (payable) paid	(1,075,000,000)	(549,000,000)
Adjustment to market value (in results / stockholders' equity)	339,000,000	104,000,000
Fair value	(736,000,000)	(445,000,000)
Forward [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,341,000,000	9,954,000,000
Balance sheet account receivable / (received) (payable) paid		639,000,000
Fair value		639,000,000
Forward [member] | Purchases receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,654,000,000
Balance sheet account receivable / (received) (payable) paid		1,861,000,000
Fair value		1,861,000,000
Forward [member] | Purchases receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		25,000,000
Balance sheet account receivable / (received) (payable) paid		25,000,000
Fair value		25,000,000
Forward [member] | Purchases receivable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,629,000,000
Balance sheet account receivable / (received) (payable) paid		1,836,000,000
Fair value		1,836,000,000
Forward [member] | Purchases payable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		(1,644,000,000)
Fair value		(1,644,000,000)
Forward [member] | Sales receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		737,000,000
Balance sheet account receivable / (received) (payable) paid		5,049,000,000
Adjustment to market value (in results / stockholders' equity)		1,000,000
Fair value		5,050,000,000
Forward [member] | Sales receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		737,000,000
Balance sheet account receivable / (received) (payable) paid		729,000,000
Adjustment to market value (in results / stockholders' equity)		1,000,000
Fair value		730,000,000
Forward [member] | Sales receivable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		4,320,000,000
Fair value		4,320,000,000
Forward [member] | Sales deliverable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		7,563,000,000
Balance sheet account receivable / (received) (payable) paid		(4,627,000,000)
Adjustment to market value (in results / stockholders' equity)		(1,000,000)
Fair value		(4,628,000,000)
Forward [member] | Sales deliverable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		3,261,000,000
Balance sheet account receivable / (received) (payable) paid		1,000,000
Fair value		1,000,000
Forward [member] | Sales deliverable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		4,302,000,000
Balance sheet account receivable / (received) (payable) paid		(4,628,000,000)
Adjustment to market value (in results / stockholders' equity)		(1,000,000)
Fair value		(4,629,000,000)
Forward [member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,341,000,000
Balance sheet account receivable / (received) (payable) paid	1,363,000,000
Adjustment to market value (in results / stockholders' equity)	2,000,000
Fair value	1,365,000,000
Purchases receivable [Member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	415,000,000
Balance sheet account receivable / (received) (payable) paid	496,000,000
Fair value	496,000,000
Purchases receivable [Member] | Up to one year [Member] | Purchases receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	36,000,000
Balance sheet account receivable / (received) (payable) paid	36,000,000
Fair value	36,000,000
Purchases receivable [Member] | Up to one year [Member] | Purchases receivable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	379,000,000
Balance sheet account receivable / (received) (payable) paid	460,000,000
Fair value	460,000,000
Purchases payable [Member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(381,000,000)
Fair value	(381,000,000)
Purchases payable [Member] | Up to one year [Member] | Purchases payable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(379,000,000)
Fair value	(379,000,000)
Purchases payable [Member] | Up to one year [Member] | Purchases Payable Shares [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(2,000,000)
Fair value	(2,000,000)
Sales receivable interest [member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,307,000,000
Balance sheet account receivable / (received) (payable) paid	1,337,000,000
Adjustment to market value (in results / stockholders' equity)	2,000,000
Fair value	1,339,000,000
Sales receivable interest [member] | Up to one year [Member] | Sales receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,307,000,000
Balance sheet account receivable / (received) (payable) paid	1,292,000,000
Adjustment to market value (in results / stockholders' equity)	2,000,000
Fair value	1,294,000,000
Sales receivable interest [member] | Up to one year [Member] | Sales receivable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	45,000,000
Fair value	45,000,000
Credit derivatives [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,324,000,000	10,110,000,000
Balance sheet account receivable / (received) (payable) paid		(30,000,000)
Adjustment to market value (in results / stockholders' equity)		109,000,000
Fair value		79,000,000
Credit derivatives [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,456,000,000	8,370,000,000
Credit derivatives [Member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,324,000,000
Balance sheet account receivable / (received) (payable) paid	(243,000,000)
Adjustment to market value (in results / stockholders' equity)	223,000,000
Fair value	(20,000,000)
Credit derivatives [Member] | Asset position [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		5,831,000,000
Balance sheet account receivable / (received) (payable) paid		38,000,000
Adjustment to market value (in results / stockholders' equity)		99,000,000
Fair value		137,000,000
Credit derivatives [Member] | Asset position [Member] | Credit derivatives asset position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,955,000,000
Balance sheet account receivable / (received) (payable) paid		22,000,000
Adjustment to market value (in results / stockholders' equity)		69,000,000
Fair value		91,000,000
Credit derivatives [Member] | Asset position [Member] | Credit derivatives asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		3,876,000,000
Balance sheet account receivable / (received) (payable) paid		16,000,000
Adjustment to market value (in results / stockholders' equity)		30,000,000
Fair value		46,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,825,000,000
Balance sheet account receivable / (received) (payable) paid	(87,000,000)
Adjustment to market value (in results / stockholders' equity)	207,000,000
Fair value	120,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [Member] | Credit derivatives asset position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,576,000,000
Balance sheet account receivable / (received) (payable) paid	(44,000,000)
Adjustment to market value (in results / stockholders' equity)	136,000,000
Fair value	92,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [Member] | Credit derivatives asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,249,000,000
Balance sheet account receivable / (received) (payable) paid	(43,000,000)
Adjustment to market value (in results / stockholders' equity)	71,000,000
Fair value	28,000,000
Non deliverable forward [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		252,628,000,000
Balance sheet account receivable / (received) (payable) paid		(948,000,000)
Adjustment to market value (in results / stockholders' equity)		153,000,000
Fair value		(795,000,000)
Non deliverable forward [member] | Asset position [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		119,312,000,000
Balance sheet account receivable / (received) (payable) paid		2,781,000,000
Adjustment to market value (in results / stockholders' equity)		169,000,000
Fair value		2,950,000,000
Non deliverable forward [member] | Asset position [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		80,000,000
Balance sheet account receivable / (received) (payable) paid		6,000,000
Adjustment to market value (in results / stockholders' equity)		1,000,000
Fair value		7,000,000
Non deliverable forward [member] | Asset position [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		119,232,000,000
Balance sheet account receivable / (received) (payable) paid		2,775,000,000
Adjustment to market value (in results / stockholders' equity)		168,000,000
Fair value		2,943,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	225,355,000,000
Balance sheet account receivable / (received) (payable) paid	99,000,000
Adjustment to market value (in results / stockholders' equity)	228,000,000
Fair value	327,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	122,495,000,000
Balance sheet account receivable / (received) (payable) paid	3,378,000,000
Adjustment to market value (in results / stockholders' equity)	333,000,000
Fair value	3,711,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	167,000,000
Balance sheet account receivable / (received) (payable) paid	16,000,000
Adjustment to market value (in results / stockholders' equity)	1,000,000
Fair value	17,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	122,328,000,000
Balance sheet account receivable / (received) (payable) paid	3,362,000,000
Adjustment to market value (in results / stockholders' equity)	332,000,000
Fair value	3,694,000,000
Check of swap [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,334,000,000	955,000,000
Balance sheet account receivable / (received) (payable) paid		(73,000,000)
Adjustment to market value (in results / stockholders' equity)		19,000,000
Fair value		(54,000,000)
Check of swap [Member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		514,000,000
Adjustment to market value (in results / stockholders' equity)		68,000,000
Fair value		68,000,000
Check of swap [Member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		441,000,000
Balance sheet account receivable / (received) (payable) paid		(73,000,000)
Adjustment to market value (in results / stockholders' equity)		(49,000,000)
Fair value		(122,000,000)
Check of swap [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,219,000,000	662,000,000
Check of swap [Member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,334,000,000
Balance sheet account receivable / (received) (payable) paid	(71,000,000)
Adjustment to market value (in results / stockholders' equity)	(47,000,000)
Fair value	(118,000,000)
Check of swap [Member] | Up to one year [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	115,000,000
Balance sheet account receivable / (received) (payable) paid	7,000,000
Adjustment to market value (in results / stockholders' equity)	37,000,000
Fair value	44,000,000
Check of swap [Member] | Up to one year [Member] | Asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	115,000,000
Balance sheet account receivable / (received) (payable) paid	2,000,000
Adjustment to market value (in results / stockholders' equity)	21,000,000
Fair value	23,000,000
Check of swap [Member] | Up to one year [Member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	5,000,000
Adjustment to market value (in results / stockholders' equity)	16,000,000
Fair value	21,000,000
Check of swap [Member] | Up to one year [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,219,000,000
Balance sheet account receivable / (received) (payable) paid	(78,000,000)
Adjustment to market value (in results / stockholders' equity)	(84,000,000)
Fair value	(162,000,000)
Check of swap [Member] | Up to one year [Member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,219,000,000
Balance sheet account receivable / (received) (payable) paid	(17,000,000)
Adjustment to market value (in results / stockholders' equity)	(6,000,000)
Fair value	(23,000,000)
Check of swap [Member] | Up to one year [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	0
Balance sheet account receivable / (received) (payable) paid	(61,000,000)
Adjustment to market value (in results / stockholders' equity)	(78,000,000)
Fair value	(139,000,000)
Other derivative financial instruments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,304,000,000	4,225,000,000
Balance sheet account receivable / (received) (payable) paid		90,000,000
Adjustment to market value (in results / stockholders' equity)		(62,000,000)
Fair value		28,000,000
Other derivative financial instruments [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,534,000,000	2,900,000,000
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,008,000,000
Balance sheet account receivable / (received) (payable) paid	(7,000,000)
Adjustment to market value (in results / stockholders' equity)	(73,000,000)
Fair value	(80,000,000)
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [Member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	842,000,000
Balance sheet account receivable / (received) (payable) paid	(4,000,000)
Adjustment to market value (in results / stockholders' equity)	(42,000,000)
Fair value	(46,000,000)
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [Member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	158,000,000
Balance sheet account receivable / (received) (payable) paid	(2,000,000)
Adjustment to market value (in results / stockholders' equity)	(21,000,000)
Fair value	(23,000,000)
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,000,000
Balance sheet account receivable / (received) (payable) paid	(1,000,000)
Adjustment to market value (in results / stockholders' equity)	(10,000,000)
Fair value	(11,000,000)
Other derivative financial instruments [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		126,000,000
Adjustment to market value (in results / stockholders' equity)		2,000,000
Fair value		2,000,000
Other derivative financial instruments [Member] | Asset position [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		2,464,000,000
Balance sheet account receivable / (received) (payable) paid		100,000,000
Adjustment to market value (in results / stockholders' equity)		(8,000,000)
Fair value		92,000,000
Other derivative financial instruments [Member] | Asset position [Member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		191,000,000
Balance sheet account receivable / (received) (payable) paid		(9,000,000)
Adjustment to market value (in results / stockholders' equity)		5,000,000
Fair value		(4,000,000)
Other derivative financial instruments [Member] | Asset position [Member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		2,147,000,000
Balance sheet account receivable / (received) (payable) paid		109,000,000
Adjustment to market value (in results / stockholders' equity)		(15,000,000)
Fair value		94,000,000
Sales deliverable [Member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	619,000,000
Balance sheet account receivable / (received) (payable) paid	(89,000,000)
Fair value	(89,000,000)
Sales deliverable [Member] | Up to one year [Member] | Sales deliverable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,000,000
Balance sheet account receivable / (received) (payable) paid	(2,000,000)
Fair value	(2,000,000)
Sales deliverable [Member] | Up to one year [Member] | Sales deliverable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	45,000,000
Balance sheet account receivable / (received) (payable) paid	(87,000,000)
Fair value	(87,000,000)
Sales deliverable [Member] | Up to one year [Member] | Sales deliverable foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	572,000,000
Liability position [Member] | Credit derivatives [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		4,279,000,000
Balance sheet account receivable / (received) (payable) paid		(68,000,000)
Adjustment to market value (in results / stockholders' equity)		10,000,000
Fair value		(58,000,000)
Liability position [Member] | Credit derivatives [Member] | Credit derivatives liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		769,000,000
Balance sheet account receivable / (received) (payable) paid		(21,000,000)
Adjustment to market value (in results / stockholders' equity)		4,000,000
Fair value		(17,000,000)
Liability position [Member] | Credit derivatives [Member] | Credit derivatives liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		3,510,000,000
Balance sheet account receivable / (received) (payable) paid		(47,000,000)
Adjustment to market value (in results / stockholders' equity)		6,000,000
Fair value		(41,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,499,000,000
Balance sheet account receivable / (received) (payable) paid	(156,000,000)
Adjustment to market value (in results / stockholders' equity)	16,000,000
Fair value	(140,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [Member] | Credit derivatives liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,316,000,000
Balance sheet account receivable / (received) (payable) paid	(55,000,000)
Adjustment to market value (in results / stockholders' equity)	(14,000,000)
Fair value	(69,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [Member] | Credit derivatives liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,183,000,000
Balance sheet account receivable / (received) (payable) paid	(101,000,000)
Adjustment to market value (in results / stockholders' equity)	30,000,000
Fair value	(71,000,000)
Liability position [Member] | Non deliverable forward [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		133,316,000,000
Balance sheet account receivable / (received) (payable) paid		(3,729,000,000)
Adjustment to market value (in results / stockholders' equity)		(16,000,000)
Fair value		(3,745,000,000)
Liability position [Member] | Non deliverable forward [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		175,000,000
Balance sheet account receivable / (received) (payable) paid		(14,000,000)
Fair value		(14,000,000)
Liability position [Member] | Non deliverable forward [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		133,141,000,000
Balance sheet account receivable / (received) (payable) paid		(3,715,000,000)
Adjustment to market value (in results / stockholders' equity)		(16,000,000)
Fair value		(3,731,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	102,860,000,000
Balance sheet account receivable / (received) (payable) paid	(3,279,000,000)
Adjustment to market value (in results / stockholders' equity)	(105,000,000)
Fair value	(3,384,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	96,000,000
Balance sheet account receivable / (received) (payable) paid	(6,000,000)
Adjustment to market value (in results / stockholders' equity)	1,000,000
Fair value	(5,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	102,764,000,000
Balance sheet account receivable / (received) (payable) paid	(3,273,000,000)
Adjustment to market value (in results / stockholders' equity)	(106,000,000)
Fair value	(3,379,000,000)
Liability position [Member] | Other derivative financial instruments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		30,000,000
Balance sheet account receivable / (received) (payable) paid		(7,000,000)
Adjustment to market value (in results / stockholders' equity)		5,000,000
Fair value		(2,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,761,000,000
Balance sheet account receivable / (received) (payable) paid		(10,000,000)
Adjustment to market value (in results / stockholders' equity)		(54,000,000)
Fair value		(64,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,404,000,000
Balance sheet account receivable / (received) (payable) paid		(1,000,000)
Adjustment to market value (in results / stockholders' equity)		(57,000,000)
Fair value		(58,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		327,000,000
Balance sheet account receivable / (received) (payable) paid		(2,000,000)
Adjustment to market value (in results / stockholders' equity)		(2,000,000)
Fair value		(4,000,000)
Liability position [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(18,860,000,000)	(20,812,000,000)
Adjustment to market value (in results / stockholders' equity)	(8,659,000,000)	(5,934,000,000)
Fair value	(27,519,000,000)	R$ (26,746,000,000)
Commodities [member] | Swap [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	620,000,000
Adjustment to market value (in results / stockholders' equity)	(1,000,000)
Fair value	(1,000,000)
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,304,000,000
Balance sheet account receivable / (received) (payable) paid	198,000,000
Adjustment to market value (in results / stockholders' equity)	214,000,000
Fair value	412,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [Member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,296,000,000
Balance sheet account receivable / (received) (payable) paid	205,000,000
Adjustment to market value (in results / stockholders' equity)	287,000,000
Fair value	492,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [Member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	217,000,000
Balance sheet account receivable / (received) (payable) paid	(8,000,000)
Adjustment to market value (in results / stockholders' equity)	10,000,000
Fair value	2,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [Member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,074,000,000
Balance sheet account receivable / (received) (payable) paid	213,000,000
Adjustment to market value (in results / stockholders' equity)	65,000,000
Fair value	278,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,000,000
Adjustment to market value (in results / stockholders' equity)	212,000,000
Fair value	R$ 212,000,000